Bank Borrowings and Restricted Cash (Details Textual)							12 Months Ended							12 Months Ended							12 Months Ended											12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2013 Term Debt Facility [Member]	Jun. 30, 2012 Term Debt Facility [Member]	Jun. 30, 2013 Term Debt Facility [Member] USD ($)	Jun. 30, 2013 Term Debt Facility [Member] CNY	Jun. 30, 2013 Term Debt Facility [Member] NZD	Jun. 30, 2011 Term Debt Facility [Member] USD ($)	Jun. 30, 2011 Term Debt Facility [Member] CNY	Jun. 30, 2013 Amortising Facility [Member] USD ($)	Jun. 30, 2013 Amortising Facility [Member] CNY	Jun. 30, 2012 Amortising Facility [Member]	Jun. 30, 2012 Working Capital Facility [Member]	Jun. 30, 2013 Working Capital Facility [Member] USD ($)	Jun. 30, 2013 Working Capital Facility [Member] CNY	Jun. 30, 2013 Working Capital Facility [Member] NZD	Jun. 30, 2013 Acquisition Debt Member [Member] Bank [Member] USD ($)	Jun. 30, 2013 Acquisition Debt Member [Member] Bank [Member] CNY	Jun. 30, 2013 Acquisition Debt Member [Member] Bank [Member] NZD	Jun. 30, 2013 Acquisition Debt Member [Member] Livestock Improvement Company [Member] USD ($)	Jun. 30, 2013 Acquisition Debt Member [Member] Livestock Improvement Company [Member] CNY	Jun. 30, 2013 Acquisition Debt Member [Member] Livestock Improvement Company [Member] NZD	Jun. 30, 2013 Loan Facilities [Member] Bank [Member] USD ($)	Jun. 30, 2013 Loan Facilities [Member] Bank [Member] CNY	Jun. 30, 2013 Pledged Deposit [Member] Bank [Member] USD ($)	Jun. 30, 2013 Pledged Deposit [Member] Two Banks [Member] USD ($)	Jun. 30, 2013 Pledged Deposit [Member] Two Banks [Member] CNY	Jun. 30, 2013 Amortising Loan Facility [Member]	Jun. 30, 2013 Trade Facilities [Member] USD ($)	Jun. 30, 2013 Trade Facilities [Member] CNY	Jun. 30, 2013 Trade Facilities [Member] NZD	Jun. 30, 2013 Trade Facilities [Member] Bank [Member] CNY
Debt, Current	$ 93,669,000	574,883,000	$ 93,300,000	592,661,000	$ 75,200,000	485,885,000
Long-term bank borrowing, net of current portion	77,240,000	474,052,000	107,600,000	683,456,000		1,228,993,000						190,100,000	1,229,000,000
Line of Credit Facility, Current Borrowing Capacity									85,600,000	525,300,000	110,000,000			32,000,000	197,700,000			46,700,000	286,600,000	60,000,000													35,600,000	218,700,000	45,800,000
Line of Credit Facility, Expiration Date							Mar. 31, 2014	Jul. 31, 2014						May 29, 2018	May 29, 2018	Jul. 31, 2013	Jul. 31, 2014				Feb. 26, 2014	Feb. 26, 2014	Feb. 26, 2014	Mar. 05, 2014	Mar. 05, 2014	Mar. 05, 2014	Apr. 07, 2014	Apr. 07, 2014				May 29, 2018
Line of Credit Facility, Amount Outstanding	25,800,000	159,400,000							48,200,000	296,100,000	62,000,000			32,000,000	197,700,000						10,700,000	65,900,000	13,800,000	3,900,000	23,900,000	5,000,000	10,100,000	61,900,000					37,100,000	227,800,000	47,700,000	75,000,000
Line of Credit Facility, Remaining Borrowing Capacity									37,400,000	229,200,000	48,000,000																						2,600,000	16,200,000
Line of Credit Facility, Currency								NZ$								NZ$	NZ$				NZ$	NZ$	NZ$	NZ$	NZ$	NZ$	RMB	RMB				US$
Restricted cash	$ 37,709,000	231,434,000		398,706,000		456,250,000																							$ 10,900,000	$ 26,700,000	164,100,000